ALLOWANCE FOR LOSS SHARING (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Summary of the Company's allowance for loss sharing
Beginning balance	$ 12,349	$ 16,480
Current period provision for loss sharing	1,093	1,364	$ (6)
Settlements/Writeoffs	(2,287)	(2,767)
Ending balance	8,969	12,349	$ 16,480
Fannie Mae DUS license
Allowance for loss sharing
Maximum quantifiable allowance for loss sharing	1,100,000	1,100,000
Maximum quantifiable recourse liability at risk pool	3,200,000	3,200,000
Maximum quantifiable recourse liability non-at risk pool	$ 855	2,000
Fannie Mae master loss sharing agreement | Loss Level I
Allowance for loss sharing
Loss sharing on the basis of Pari Passu Loss Sharing (as a percent)	66.67%
Fannie Mae master loss sharing agreement | ACRE Capital
Allowance for loss sharing
Maximum period considered for increase in risk-sharing obligation if loan defaulted after purchase	12 months
Absorption of losses under certain limited circumstances (as a percent)	100.00%
Contributions for reimbursement obligation	$ 377	$ 494
Number of twelve months periods following closing date considered for reimbursement | item	3
Period following closing date considered for reimbursement	12 months
Percentage of amounts due and owing after closing date that sellers are obligated to fund directly (if permitted) or to reimburse	80.00%
Threshold limit of allowance for loss sharing pursuant to which sellers obligation arise to fund directly (if permitted) or to reimburse	$ 2,000
Sellers obligations for the entire three (3) year period	$ 3,000
Period considered in determination of maximum sellers obligations	3 years
Delinquent period	60 days
Fannie Mae master loss sharing agreement | ACRE Capital | Loss Level I
Allowance for loss sharing
Loss sharing on the basis of Pari Passu Loss Sharing (as a percent)	33.33%
Maximum risk-sharing obligation as a percentage of original principal amount of the loan	33.33%
Fannie Mae master loss sharing agreement | ACRE Capital | Loss Level II
Allowance for loss sharing
Maximum risk-sharing obligation as a percentage of original principal amount of the loan	30.00%
Fannie Mae master loss sharing agreement | ACRE Capital | Loss Level III
Allowance for loss sharing
Maximum risk-sharing obligation as a percentage of original principal amount of the loan	40.00%